Investments: Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Investment Income, Operating	$ 538	$ 416	$ 394
Investment Income, Investment Expense	(21)	(40)	(28)
Net Investment Income	517	376	366
Debt Securities
Gross Investment Income, Operating	321	363	389
Policy loans
Gross Investment Income, Operating	0	0	5
Cash and Cash Equivalents
Gross Investment Income, Operating	$ 217	$ 53	$ 0